Transactions with Related Parties, Diana Shipping Inc. (Details)										1 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 17, 2023 USD ($) $ / shares shares	Jun. 09, 2023 USD ($) shares	Feb. 08, 2023 USD ($) shares	Feb. 01, 2023 USD ($)	Dec. 15, 2022 USD ($) shares	Sep. 21, 2022 USD ($) shares	Sep. 20, 2022 USD ($) shares	Jun. 13, 2022 USD ($)	Nov. 29, 2021 USD ($) Vessel Subsidiary shares	Feb. 28, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Nov. 29, 2021 USD ($)	Dec. 31, 2023 USD ($) Vessel shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 08, 2021 Vessel	Nov. 03, 2021 shares	Apr. 14, 2021 USD ($)
Transactions with Related Parties [Abstract]
Preferred share recorded at par														$ 5,000	$ 5,000
Payment for vessel acquisition												$ 42,000	$ 23,850	4,368,000	5,094,000	$ 1,474,965	$ 0
Issuance of stock												40,509,000
Due to related parties														474,000	410,000
Due from related parties														$ 0	5,000
M/V Baltimore [Member]
Transactions with Related Parties [Abstract]
Purchase price											$ 22,000,000
M/V Melia [Member]
Transactions with Related Parties [Abstract]
Purchase price										$ 14,000,000
Series B Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock												5,000
Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock												$ 7,570,000
Consecutive trading day period														10 days
Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock														$ 10,000,000	$ 17,600,000
Consecutive trading day period														10 days
Common Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares												44,101		615,000	6,407
Issuance of stock												$ 0
Redemption shares cancelled and retired (in shares) | shares												25
Common Stock [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares) | shares														3,649,474
Common Stock [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares) | shares														1,977,491	360,055
DSI [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares									10,000
Fair value of non-cash consideration																				$ 7,570,000
Shares redeemed (in shares) | shares	9,793
DSI [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares redeemed (in shares) | shares		8,590			15,828
DSI [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares) | shares		1,977,106			360,055
Related Party [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares redeemed (in shares) | shares														1
Related Party [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued upon redemption of preferred stock (in shares) | shares														385
Related Party [Member] | DSI [Member]
Transactions with Related Parties [Abstract]
Number of vessel-owning subsidiaries contributed | Subsidiary									3
Working capital contributed									$ 1,000,000				1,000,000
Number of drybulk carriers where the Company has been granted a right of first refusal | Vessel																		6
Number of identified vessels refused | Vessel														3
Number of identified vessels available for purchase | Vessel														2
Number of identified vessels | Vessel														6
Number of vessels contributed to entity | Vessel									3
Fair value of other assets									$ 1,044,000				1,044,000
Fair value of non-cash consideration			$ 10,000,000			$ 17,600,000
Due to related parties														$ 0	$ 0
Due from related parties														$ 0	$ 0
Related Party [Member] | DSI [Member] | M/V Baltimore [Member]
Transactions with Related Parties [Abstract]
Purchase price								$ 22,000,000
Payment for vessel acquisition								$ 4,400,000
Related Party [Member] | DSI [Member] | M/V Melia [Member]
Transactions with Related Parties [Abstract]
Purchase price				$ 14,000,000
Payment for vessel acquisition				$ 4,000,000
Related Party [Member] | DSI [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Number of vessels the Company has the right, but not the obligation, to purchase | Vessel																		1
Related Party [Member] | DSI [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Number of vessels the Company has the right, but not the obligation, to purchase | Vessel																		6
Related Party [Member] | DSI [Member] | Series B Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares									500,000
Economic interest of preferred share									$ 0				0
Preferred share recorded at par									$ 5,000				5,000
Related Party [Member] | DSI [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares	10,000								10,000
Preferred stock, fair value									$ 7,570,000				$ 7,570,000
Fair value of non-cash consideration	$ 7,414,000
Shares redeemed (in shares) | shares	9,793
Consecutive trading day period	10 days
Redemption shares cancelled and retired (in shares) | shares	9,793
Number of shares available for issuance (in shares) | shares	207
Excess value of common stock	$ 2,549,000
Excess value of common stock (in dollars per shares) | $ / shares	$ 0.7
Related Party [Member] | DSI [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares			13,157			25,000	25,000
Fair value of non-cash consideration			$ 10,000,000				$ 17,600,000
Shares redeemed (in shares) | shares	9,793
Related Party [Member] | DSI [Member] | Series D Preferred Stock [Member] | M/V Baltimore [Member]
Transactions with Related Parties [Abstract]
Issuance of stock							$ 17,600,000
Related Party [Member] | DSI [Member] | Series D Preferred Stock [Member] | M/V Melia [Member]
Transactions with Related Parties [Abstract]
Issuance of stock			$ 10,000,000
Related Party [Member] | DSI [Member] | Common Stock [Member]
Transactions with Related Parties [Abstract]
Share exchange ratio									200				200
Number of issued and outstanding common shares distributed (in shares) | shares																			44,101
Shares issued upon redemption of preferred stock (in shares) | shares	3,649,474
Related Party [Member] | DSI [Member] | Level 1 [Member] | Series C Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration	$ 9,963,000
Related Party [Member] | DSI [Member] | Level 1 [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration		$ 6,683,000			$ 11,277,000
Related Party [Member] | DSI [Member] | Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of vessels									$ 46,040,000				$ 46,040,000